Other (expense) income - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($) radio_station	Dec. 31, 2016 CAD ($)
Disclosure of information for cash-generating units [line items]
Impairment loss	$ 82	$ 9
Number of small market radio stations impaired | radio_station	2
Explanation of period over which management has projected cash flows, period	5 years
Loss on investment, equity loss of share obligation	$ 20	11
Investments in associates and joint ventures loss on sale of portion of operations		46
(Losses) gains on investments	$ (5)	58
Investments accounted for using equity method		34
Remeasurement of previously held equity interest		$ 12
Cash-generating units
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows, period	5 years
Discount rate applied to cash flow projections	8.50%
Growth rate used to extrapolate cash flow projections	0.00%
Recoverable amount of asset or cash-generating unit	$ 67
Finite-Lived Intangible Assets
Disclosure of information for cash-generating units [line items]
Impairment loss	12
Indefinite-Lived Intangible Assets
Disclosure of information for cash-generating units [line items]
Impairment loss	$ 70